Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents
Cash and Cash Equivalents
(16)	Cash and Cash Equivalents

Details of this caption of the consolidated balance sheet at 31 December 2024 and 2023 are as follows:

	Thousands of Euros
	31/12/2024	31/12/2023
Current deposits	5,100	6,506
Cash in hand and at banks	974,680	523,071
Total cash and cash equivalents	979,780	529,577